Provisions (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	$ 3,441
Other provisions, ending balance	2,942
Total
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	2,806
Additions	371
Amounts utilised	(803)
Unused amounts reversed	(107)
Exchange and other movements	9
Other provisions, ending balance	2,276
Restructuring costs
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	578
Additions	198
Amounts utilised	(254)
Unused amounts reversed	(52)
Exchange and other movements	16
Other provisions, ending balance	486
Legal proceedings and regulatory matters
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	1,662
Additions	69
Amounts utilised	(440)
Unused amounts reversed	(13)
Exchange and other movements	(1)
Other provisions, ending balance	1,277
Customer remediation
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	69
Additions	47
Amounts utilised	(15)
Unused amounts reversed	(6)
Exchange and other movements	0
Other provisions, ending balance	95
Other provisions
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	497
Additions	57
Amounts utilised	(94)
Unused amounts reversed	(36)
Exchange and other movements	(6)
Other provisions, ending balance	418
Contractual commitments
Reconciliation of changes in other provisions [abstract]
Other provisions, beginning balance	635
Net change in expected credit loss provision and other movements	31
Other provisions, ending balance	$ 666